Parent Entity Disclosures (Details) - Schedule of statement of financial position - Parent [member] - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 37,559,819	$ 9,222,528
Non-Current assets
Total assets	37,559,819	9,222,528
Current liabilities	(1,078,404)	(668,527)
Non-current liabilities
Total liabilities	(1,078,404)	(668,527)
Net assets	36,481,415	8,554,001
Issued capital	86,586,794	45,852,107
Reserves	8,077,191	6,612,641
Accumulated losses	(58,182,570)	(43,910,747)
Shareholders’ equity	$ 36,481,415	$ 8,554,001